Submission	Mar. 24, 2026
Submission [Line Items]
Central Index Key	0002039060
Registrant Name	ROBIN ENERGY LTD.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A